EMPLOYEE COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2023
Employee Benefits [Abstract]
Analysis of employee compensation
Total employee compensation expense recognized in income is as follows:

(amounts in millions)	2023	2022
Salaries and other short-term employee benefits	$1,564.5	$1,326.2
Share-based payments expense, net of equity swap (Note 23)	32.9	39.7
Post-employment benefits – defined benefit plans (Note 19)	38.5	40.7
Post-employment benefits – defined contribution plans	25.4	17.9
Termination benefits	2.7	6.9
Total employee compensation	$1,664.0	$1,431.4